Subsequent Events (Details) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2013 LimitedPartners
Subsequent Events (Textual)
Number of partners admitted		45
Total capital contribution		$ 2,768,080
Total capital contribution, Unit		2,941.12
Subsequent Event [Member]
Subsequent Events (Textual)
Distribution paid to limited partners	100,566
Subsequent Event [Member] | SQN AIF IV, GP LLC [Member]
Subsequent Events (Textual)
Number of partners admitted		49
Total capital contribution		2,968,080
Total capital contribution, Unit		3,148.66
Distribution paid to limited partners	$ 100,566